UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-07537

Name of Fund: Royce Capital Fund

Fund Address: 745 Fifth Avenue

New York, NY 10151

Name and address of agent for service:

John E. Denneen, Esq.

Royce & Associates, LLC

745 Fifth Avenue

New York, NY 10151

Registrant’s telephone number, including area code: (212) 508-4500

Date of fiscal year end: 12/31/2011

Date of reporting period: 3/31/2011

Item 1 – Schedule of Investments

SCHEDULES OF INVESTMENTS
ROYCE CAPITAL FUND - MICRO-CAP PORTFOLIO
MARCH 31, 2011 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 89.9%

Consumer Discretionary – 11.0%
Auto Components - 1.4%
Drew Industries	244,633	$5,462,655
Fuel Systems Solutions [a]	94,500	2,852,010
Motorcar Parts of America [a]	182,745	2,554,775

		10,869,440

Diversified Consumer Services - 0.6%
ChinaCast Education [a,b]	368,000	2,314,720
Kroton Educacional (Units) [a]	172,300	2,220,434

		4,535,154

Hotels, Restaurants & Leisure - 0.4%
McCormick & Schmick’s Seafood
Restaurants [a]	268,000	1,934,960
Multimedia Games [a]	175,882	1,007,804

		2,942,764

Household Durables - 1.3%
AS Creation Tapeten	41,920	1,779,299
Cavco Industries [a]	148,704	6,715,473
CSS Industries	84,300	1,589,055

		10,083,827

Internet & Catalog Retail - 0.8%
GS Home Shopping	24,200	3,009,143
Manutan International	35,900	2,584,575
Vitacost.com [a,c]	177,100	223,146

		5,816,864

Leisure Equipment & Products - 0.7%
Arctic Cat [a]	198,644	3,088,914
Piscines Desjoyaux	204,274	2,026,479

		5,115,393

Media - 0.2%
Rentrak Corporation [a]	38,098	1,025,598
Saraiva SA Livreiros Editores	27,000	625,119

		1,650,717

Specialty Retail - 3.4%
Buckle (The)	76,025	3,071,410
Cato Corporation (The) Cl. A	124,300	3,045,350
Jos. A. Bank Clothiers [a]	67,170	3,417,610
Kirkland’s [a]	380,277	5,871,477
Lewis Group	231,000	2,543,902
Luk Fook Holdings (International)	1,500,000	4,444,916
Stein Mart	310,210	3,136,223

		25,530,888

Textiles, Apparel & Luxury Goods - 2.2%
LaCrosse Footwear	253,531	4,647,223
True Religion Apparel [a]	98,000	2,300,060
Van De Velde	29,550	1,666,336
Volcom	420,525	7,792,328

		16,405,947

Total		82,950,994

Consumer Staples – 2.3%
Food Products - 2.0%
Asian Citrus Holdings	4,000,100	4,422,529
Binggrae	44,000	2,599,207
BioExx Specialty Proteins [a]	571,300	1,072,476
Harbinger Group [a]	159,200	829,432
Sipef	38,000	3,764,903
Super Group	2,538,000	2,597,398

		15,285,945

Household Products - 0.1%
Jyothy Laboratories	177,500	875,659

Personal Products - 0.2%
Nutraceutical International [a]	104,500	1,565,410

Total		17,727,014

Energy – 8.6%
Energy Equipment & Services - 7.4%
Cal Dive International [a]	300,000	2,094,000
Canadian Energy Services & Technology	190,700	6,719,249
Dawson Geophysical [a]	116,329	5,104,517
Gasfrac Energy Services [a]	193,300	2,482,295
Geodrill [a]	565,400	1,837,040
Gulf Island Fabrication	176,546	5,679,485
Lamprell	1,294,900	7,322,403
OYO Geospace [a]	43,161	4,254,811
Tesco Corporation [a]	266,980	5,860,211
TGC Industries [a]	544,707	4,232,374
Total Energy Services	456,300	7,817,579
Union Drilling [a]	288,469	2,956,807

		56,360,771

Oil, Gas & Consumable Fuels - 1.2%
Gastar Exploration [a]	254,300	1,235,898
Gran Tierra Energy [a]	444,100	3,583,887
Triangle Petroleum [a]	290,463	2,410,843
Uranium Resources [a,b]	772,000	1,605,760

		8,836,388

Total		65,197,159

Financials – 6.6%
Capital Markets - 2.7%
CapMan Cl. B	687,000	1,557,786
FBR Capital Markets [a]	465,829	1,667,668
Gluskin Sheff + Associates	187,900	4,244,466
GMP Capital	203,600	3,311,781
INTL FCStone [a]	152,700	3,881,634
Sanders Morris Harris Group	420,000	3,364,200
U.S. Global Investors Cl. A	112,300	910,753
Westwood Holdings Group	44,427	1,788,187

		20,726,475

Commercial Banks - 0.7%
Bancorp (The) [a]	202,528	1,869,333
BCB Holdings [a]	1,303,907	1,600,171
Pacific Continental	178,800	1,821,972

		5,291,476

Diversified Financial Services - 0.5%
Hellenic Exchanges	246,500	2,165,906
World Energy Solutions [a]	346,700	1,438,805

		3,604,711

Insurance - 1.7%
American Safety Insurance Holdings [a]	140,900	3,019,487
Argo Group International Holdings	50,027	1,652,892
eHealth [a]	359,582	4,782,441
Navigators Group [a]	42,500	2,188,750
United Fire & Casualty	43,730	883,783

		12,527,353

Real Estate Management & Development - 1.0%
Kennedy-Wilson Holdings [a]	524,814	5,699,480
Syswin ADR [a]	358,000	2,244,660

		7,944,140

Total		50,094,155

Health Care – 10.7%
Biotechnology - 1.5%
Codexis [a]	21,920	259,971
Dyax Corporation [a]	573,816	923,844
Lexicon Pharmaceuticals [a]	1,266,686	2,128,032
Orchid Cellmark [a]	864,200	1,754,326
Sinovac Biotech [a]	434,700	1,969,191
3SBio ADR [a]	88,300	1,526,707
Zogenix [a]	460,268	2,301,340

		10,863,411

Health Care Equipment & Supplies - 4.8%
Anika Therapeutics [a]	196,365	1,759,430
Cerus Corporation [a]	400,000	1,156,000
CryoLife [a]	271,605	1,656,791
Cynosure Cl. A [a]	222,800	3,094,692
Exactech [a]	163,499	2,869,408
Kensey Nash [a]	103,198	2,570,662
Merit Medical Systems [a]	315,468	6,189,482
Neogen Corporation [a]	58,739	2,430,620
Solta Medical [a]	571,323	1,885,366
STRATEC Biomedical Systems	30,000	1,198,951
SurModics [a]	197,946	2,474,325
Syneron Medical [a]	398,885	5,201,460
TomoTherapy [a]	206,132	942,023
Young Innovations	82,053	2,576,464

		36,005,674

Health Care Providers & Services - 1.7%
CorVel Corporation [a]	61,423	3,266,475
IPC The Hospitalist [a]	56,800	2,579,288
PDI [a]	478,720	3,882,419
U.S. Physical Therapy	141,960	3,171,387

		12,899,569

Health Care Technology - 0.6%
Transcend Services [a]	193,814	4,651,536

Life Sciences Tools & Services - 1.0%
BioClinica [a]	292,123	1,519,040
EPS	1,872	4,381,803
Furiex Pharmaceuticals [a]	106,991	1,806,008

		7,706,851

Pharmaceuticals - 1.1%
Bukwang Pharmaceutical	204,000	2,399,016
Unichem Laboratories	302,400	1,291,786
Vetoquinol	110,007	4,730,062

		8,420,864

Total		80,547,905

Industrials – 18.9%
Aerospace & Defense - 0.4%
Ducommun	144,773	3,460,075

Building Products - 1.0%
AAON	144,004	4,737,732
Sung Kwang Bend	130,000	1,955,422
WaterFurnace Renewable Energy	34,700	871,884

		7,565,038

Commercial Services & Supplies - 1.5%
Courier Corporation	125,518	1,752,231
Ennis	216,049	3,679,315
Heritage-Crystal Clean [a]	413,867	5,897,605

		11,329,151

Construction & Engineering - 1.3%
Layne Christensen [a]	83,200	2,870,400
Severfield-Rowen	365,000	1,551,662
Sterling Construction [a]	303,372	5,120,919

		9,542,981

Electrical Equipment - 2.7%
Fushi Copperweld [a]	510,739	4,096,127
Global Power Equipment Group [a]	149,900	4,122,250
Graphite India	1,179,600	2,467,915
LaBarge [a]	160,699	2,844,372
LSI Industries	476,713	3,451,402
Voltamp Transformers	254,000	3,144,030

		20,126,096

Machinery - 6.8%
Burckhardt Compression Holding	25,500	8,030,348
Foster (L.B.) Company Cl. A	116,576	5,025,591
FreightCar America [a]	173,391	5,636,941
Gorman-Rupp Company	37,496	1,476,968
Graham Corporation	288,531	6,907,432
Kadant [a]	150,231	3,934,550
Key Technology [a]	216,129	4,367,967
Pfeiffer Vacuum Technology	32,400	4,544,891
RBC Bearings [a]	102,544	3,920,257
Semperit AG Holding	127,713	7,428,931

		51,273,876

Marine - 0.7%
Baltic Trading	197,500	1,801,200
Euroseas	711,757	3,437,786

		5,238,986

Professional Services - 2.6%
Begbies Traynor	947,000	679,831
CRA International [a]	176,706	5,094,434
eClerx Services	83,000	1,200,471
Exponent [a]	115,829	5,167,132
GP Strategies [a]	546,460	7,431,856

		19,573,724

Road & Rail - 1.6%
Marten Transport	322,180	7,184,614
Patriot Transportation Holding [a]	196,440	5,254,770

		12,439,384

Trading Companies & Distributors - 0.3%
Cervus Equipment	42,800	712,965
Houston Wire & Cable	133,400	1,950,308

		2,663,273

Total		143,212,584

Information Technology – 12.7%
Communications Equipment - 2.4%
Anaren [a]	352,236	7,079,944
BigBand Networks [a]	659,221	1,681,013
Digi International [a]	259,500	2,740,320
KVH Industries [a]	264,400	3,997,728
Parrot [a]	60,000	2,151,309

		17,650,314

Computers & Peripherals - 1.1%
Novatel Wireless [a]	369,300	2,016,378
Super Micro Computer [a]	179,311	2,876,148
Xyratex [a]	305,500	3,415,490

		8,308,016

Electronic Equipment, Instruments & Components - 2.9%
Diploma	516,500	2,651,420
Domino Printing Sciences	154,852	1,566,247
Electro Rent	127,600	2,192,168
Fabrinet [a]	131,669	2,654,447
Inficon Holding	7,800	1,634,731
SMART Modular Technologies (WWH) [a]	980,772	7,620,598
Vaisala Cl. A	108,050	3,525,016

		21,844,627

Internet Software & Services - 0.8%
Envestnet [a]	139,700	1,877,568
Meetic	91,416	2,001,620
Neurones	170,000	2,096,038

		5,975,226

IT Services - 0.2%
Forrester Research	44,200	1,692,418

Semiconductors & Semiconductor Equipment - 4.1%
Advanced Energy Industries [a]	121,300	1,983,255
ATMI [a]	252,000	4,757,760
AXT [a]	566,047	4,058,557
GSI Technology [a]	208,261	1,893,092
Integrated Silicon Solution [a]	432,100	4,005,567
Mindspeed Technologies [a,b]	224,900	1,902,654
Rubicon Technology [a,b]	64,900	1,796,432
Rudolph Technologies [a]	274,541	3,003,479
Sigma Designs [a]	358,364	4,640,814
Supertex [a]	127,700	2,845,156

		30,886,766

Software - 1.2%
Pervasive Software [a]	76,100	508,348
PROS Holdings [a]	122,923	1,790,988
Smith Micro Software [a]	384,554	3,599,426
VASCO Data Security International [a]	249,930	3,431,539

		9,330,301

Total		95,687,668

Materials – 15.5%
Chemicals - 1.0%
Huchems Fine Chemical	145,000	3,317,836
Societe Internationale de Plantations d’Heveas	19,663	2,428,556
Victrex	73,000	1,580,938

		7,327,330

Construction Materials - 0.1%
Polaris Minerals [a]	547,900	678,164

Metals & Mining - 14.4%
Alamos Gold	240,200	3,800,586
Allied Nevada Gold [a]	227,029	8,054,989
Bear Creek Mining [a]	292,400	3,061,227
Castle (A.M.) & Co. [a]	229,663	4,336,037
Crosshair Exploration & Mining [a,b]	811,874	949,893
Eldorado Gold	140,800	2,289,408
Endeavour Mining [a]	1,472,900	3,950,015
Endeavour Silver [a]	651,400	6,396,748
Entree Gold [a]	873,700	2,734,681
Fronteer Gold [a]	324,500	4,890,215
Gammon Gold [a]	195,547	2,043,466
Great Basin Gold [a]	1,288,675	3,389,501
Horsehead Holding Corporation [a]	476,100	8,117,505
Imdex	1,555,892	3,379,607
International Tower Hill Mines [a]	277,000	2,778,310
Keegan Resources [a]	376,600	3,282,383
Lumina Copper [a]	674,700	4,843,643
Olympic Steel	230,000	7,546,300
Quaterra Resources [a]	895,000	1,467,818
Richmont Mines [a]	382,500	2,547,450
Silvercorp Metals	547,600	7,978,532
Sprott Resource [a]	1,007,100	5,578,264
Synalloy Corporation	8,052	103,629
Torex Gold Resources [a]	1,009,000	1,894,152
Universal Stainless & Alloy Products [a]	122,600	4,135,298
US Gold [a]	821,796	7,256,459
Western Copper [a]	720,000	2,376,000

		109,182,116

Total		117,187,610

Telecommunication Services – 1.0%
Diversified Telecommunication Services - 1.0%
Atlantic Tele-Network	139,650	5,193,584
Neutral Tandem [a]	174,230	2,569,892

Total		7,763,476

Utilities – 0.2%
Independent Power Producers & Energy Traders - 0.2%
Magma Energy [a]	1,352,300	1,604,069

Total		1,604,069

Miscellaneous [d] – 2.4%
Total		17,819,629

TOTAL COMMON STOCKS
(Cost $486,906,705)		679,792,263

REPURCHASE AGREEMENT – 9.7%
State Street Bank & Trust Company, 0.04% dated 3/31/11, due 4/1/11, maturity value $73,642,082 (collateralized by obligations of various U.S. Government Agencies, due 9/1/11, valued at $75,487,238) (Cost $73,642,000)		73,642,000

	PRINCIPAL
	AMOUNT
COLLATERAL RECEIVED FOR SECURITIES LOANED – 0.9%
U.S. Treasury Notes 1.00% due 7/31/11	$110,314	110,314
Money Market Funds Federated Government Obligations Fund (7 day yield-0.009864%)		6,278,285

TOTAL COLLATERAL RECEIVED FOR
SECURITIES LOANED
(Cost $6,388,599)		6,388,599

TOTAL INVESTMENTS – 100.5%
(Cost $566,937,304)		759,822,862

LIABILITIES LESS CASH AND OTHER ASSETS – (0.5)%		(3,858,792)

NET ASSETS – 100.0%		$755,964,070

SCHEDULES OF INVESTMENTS
ROYCE CAPITAL FUND - SMALL-CAP PORTFOLIO
MARCH 31, 2011 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 88.0%

Consumer Discretionary – 21.1%
Auto Components - 1.6%
Dorman Products [a]	286,102	$12,042,033

Hotels, Restaurants & Leisure - 1.1%
International Speedway Cl. A	267,500	7,971,500

Media - 0.8%
World Wrestling Entertainment Cl. A	475,307	5,974,609

Specialty Retail - 11.0%
American Eagle Outfitters	459,915	7,308,049
Ascena Retail Group [a]	682,988	22,135,641
Buckle (The)	438,915	17,732,166
Cato Corporation (The) Cl. A	352,292	8,631,154
Guess?	87,845	3,456,701
Jos. A. Bank Clothiers [a]	437,536	22,261,832

		81,525,543

Textiles, Apparel & Luxury Goods - 6.6%
Carter’s [a]	375,574	10,752,684
Steven Madden [a]	471,212	22,113,979
Wolverine World Wide	422,052	15,734,098

		48,600,761

Total		156,114,446

Consumer Staples – 5.1%
Beverages - 0.2%
National Beverage	95,761	1,314,798

Food Products - 2.8%
J&J Snack Foods	234,411	11,033,726
Lancaster Colony	164,797	9,986,698

		21,020,424

Household Products - 0.2%
Orchids Paper Products	107,290	1,298,209

Personal Products - 1.9%
Inter Parfums	332,696	6,158,203
Nu Skin Enterprises Cl. A	131,300	3,774,875
Nutraceutical International [a]	285,104	4,270,858

		14,203,936

Total		37,837,367

Energy – 7.4%
Energy Equipment & Services - 6.4%
Atwood Oceanics [a]	313,100	14,537,233
Helmerich & Payne	34,400	2,362,936
Matrix Service [a]	418,970	5,823,683
Oil States International [a]	11,818	899,822
Rowan Companies [a]	144,645	6,390,416
Trican Well Service	150,600	3,400,345
Unit Corporation [a]	219,300	13,585,635

		47,000,070

Oil, Gas & Consumable Fuels - 1.0%
Cimarex Energy	67,118	7,734,679

Total		54,734,749

Financials – 17.2%
Capital Markets - 3.3%
Federated Investors Cl. B	579,300	15,496,275
Knight Capital Group Cl. A [a]	642,782	8,613,279

		24,109,554

Commercial Banks - 0.4%
City Holding Company	75,133	2,656,703

Insurance - 13.5%
Allied World Assurance Company Holdings	342,100	21,446,249
Alterra Capital Holdings	420,363	9,390,910
Amerisafe [a]	333,448	7,372,535
Aspen Insurance Holdings	371,000	10,224,760
Brown & Brown	104,820	2,704,356
Endurance Specialty Holdings	109,293	5,335,684
Meadowbrook Insurance Group	802,264	8,303,432
Montpelier Re Holdings	368,977	6,519,824
Reinsurance Group of America	150,600	9,454,668
StanCorp Financial Group	275,800	12,719,896
Validus Holdings	194,513	6,483,118

		99,955,432

Total		126,721,689

Health Care – 13.3%
Biotechnology - 1.6%
Emergent Biosolutions [a]	486,696	11,758,575

Health Care Equipment & Supplies - 0.3%
Kensey Nash [a]	93,229	2,322,335

Health Care Providers & Services - 9.6%
Almost Family [a]	348,183	13,105,608
Chemed Corporation	133,400	8,885,774
LHC Group [a]	371,150	11,134,500
Magellan Health Services [a]	176,350	8,655,258
MEDNAX [a]	251,809	16,772,998
Patterson Companies	189,700	6,106,443
U.S. Physical Therapy	277,600	6,201,584

		70,862,165

Health Care Technology - 0.5%
Transcend Services [a]	156,091	3,746,184

Pharmaceuticals - 1.3%
Obagi Medical Products [a]	782,699	9,893,315

Total		98,582,574

Industrials – 6.1%
Aerospace & Defense - 1.7%
American Science & Engineering	62,825	5,802,517
Cubic Corporation	122,489	7,043,117

		12,845,634

Construction & Engineering - 1.3%
Baker (Michael) [a]	120,399	3,499,999
Orion Marine Group [a]	569,801	6,119,663

		9,619,662

Electrical Equipment - 1.8%
AZZ	96,555	4,402,908
GrafTech International [a]	413,500	8,530,505

		12,933,413

Marine - 1.3%
Kirby Corporation [a]	174,000	9,968,460

Total		45,367,169

Information Technology – 13.8%
Communications Equipment - 1.2%
Comtech Telecommunications	219,665	5,970,495
Plantronics	8,800	322,256
Tellabs	506,782	2,655,537

		8,948,288

Computers & Peripherals - 1.0%
Rimage Corporation	254,598	4,111,758
Super Micro Computer [a]	212,718	3,411,997

		7,523,755

Electronic Equipment, Instruments & Components - 2.2%
DDi Corporation	401,346	4,242,227
Fabrinet [a]	293,100	5,908,896
Multi-Fineline Electronix [a]	212,600	5,999,572

		16,150,695

IT Services - 6.8%
ManTech International Cl. A [a]	433,741	18,390,618
MAXIMUS	206,500	16,761,605
NCI Cl. A [a]	402,015	9,797,106
Total System Services	302,200	5,445,644

		50,394,973

Semiconductors & Semiconductor Equipment - 2.6%
MKS Instruments	427,400	14,232,420
Ultra Clean Holdings [a]	484,579	5,010,547

		19,242,967

Total		102,260,678

Materials – 1.8%
Chemicals - 0.2%
KMG Chemicals	54,223	1,066,024

Metals & Mining - 1.6%
Agnico-Eagle Mines	46,600	3,091,910
Pan American Silver	87,500	3,248,875
Schnitzer Steel Industries Cl. A	44,400	2,886,444
Sims Metal Management ADR	156,170	2,834,486

		12,061,715

Total		13,127,739

Utilities – 0.8%
Gas Utilities - 0.8%
Energen Corporation	88,600	5,592,432

Total		5,592,432

Miscellaneous [d] – 1.4%
Total		10,093,925

TOTAL COMMON STOCKS
(Cost $481,081,178)		650,432,768

REPURCHASE AGREEMENT – 12.2%
State Street Bank & Trust Company, 0.04% dated 3/31/11, due 4/1/11, maturity value $90,348,100 (collateralized by obligations of various U.S. Government Agencies, 0.56%-0.58% due 6/1/11-6/7/11, valued at $92,610,788) (Cost $90,348,000)		90,348,000

TOTAL INVESTMENTS – 100.2%
(Cost $571,429,178)		740,780,768

LIABILITIES LESS CASH AND OTHER ASSETS – (0.2)%		(1,377,260)

NET ASSETS – 100.0%		$739,403,508

[a]	Non-income producing.
[b]	All or a portion of these securities were on loan at March 31, 2011. Total market value of loaned securities as of March 31, 2011 was as follows:

	Fund	Market Value

	Micro-Cap Portfolio	$6,099,011

[c]

A security for which market quotations are not readily available represents 0.0% of net assets for Royce Micro-Cap Portfolio. This security has been valued at its fair value under procedures approved by the Fund’s Board of Trustees. This security is defined as a Level 3 security due to the use of significant unobservable inputs in the determination of fair value.

[d]	Includes securities first acquired in 2011 and less than 1% of net assets.

TAX INFORMATION:
At March 31, 2011, net unrealized appreciation (depreciation) based on identified cost for tax purposes was as follows:

	Tax Basis	Net Unrealized Appreciation	Gross Unrealized

	Cost	(Depreciation)	Appreciation	Depreciation

Micro-Cap Portfolio	$567,166,778	$192,656,084	$231,744,349	$39,088,265
Small-Cap Portfolio	571,540,447	169,240,321	176,413,465	7,173,144

The primary difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:
Investment transactions are accounted for on the trade date. Securities are valued as of the close of trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange, and securities traded on Nasdaq’s Electronic Bulletin Board, are valued at their last reported sales price or Nasdaq official closing price taken from the primary market in which each security trades or, if no sale is reported for such day, at their bid price. Other over-the-counter securities for which market quotations are readily available are valued at their highest bid price, except in the case of some bonds and other fixed income securities which may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. The Funds value their non-U.S. dollar denominated securities in U.S. dollars daily at the prevailing foreign currency exchange rates as quoted by a major bank. Securities for which market quotations are not readily available are valued at their fair value under procedures approved by the Board of Trustees. In addition, if, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, a Fund may fair value the security. The Funds use an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. When fair value pricing is employed, the prices of securities used by a Fund may differ from quoted or published prices for the same security. Investments in money market funds are valued at net asset value per share.

Various inputs are used in determining the value of each Fund’s investments, as noted above. These inputs are summarized in the three broad levels below:

Level 1	– quoted prices in active markets for identical securities.
Level 2

 –  other significant observable inputs (including quoted prices for similar securities, foreign securities that may be fair valued and repurchase agreements). The table below includes all Level 2 securities. Any Level 2 securities with values based on quoted prices for similar securities would be noted in the Schedules of Investments.

Level 3	– significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund’s investments as of March 31, 2011. For a detailed breakout of common stocks by sector classification, please refer to the Schedules of Investments.

	Level 1	Level 2	Level 3	Total

Micro-Cap Portfolio
Common stocks	$484,013,036	$195,556,081	$223,146	$679,792,263
Cash equivalents	6,388,599	73,642,000	–	80,030,599
Small-Cap Portfolio
Common stocks	647,032,423	3,400,345	–	650,432,768
Cash equivalents	–	90,348,000	–	90,348,000

Level 3 Reconciliation:

	Balance as of 12/31/10	Purchases	Sales	Realized and Unrealized Gain (Loss)	Balance as of 3/31/11

Micro-Cap Portfolio
Common stocks	$223,146	$–	$–	$–	$223,146

Repurchase Agreements:
The Funds may enter into repurchase agreements with institutions that the Funds’ investment adviser has determined are creditworthy. Each Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of each Fund to dispose of its underlying securities.

Securities Lending:
The Funds loan securities to qualified institutional investors for the purpose of realizing additional income. Collateral for the Funds on all securities loaned is accepted in cash and cash equivalents and invested temporarily by the custodian. The collateral maintained is at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds retain the risk of any loss on the securities on loan as well as incurring the potential loss on investments purchased with cash collateral received for securities lending.

Other information regarding the Fund is available in the Fund’s most recent Prospectus and Report to Shareholders. This information is available through The Royce Funds (www.roycefunds.com) and on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 - Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report (as required by Rule 30a-3(b) under the Investment Company Act of 1940 (the “Act”)), that the Registrant’s disclosure controls and procedures (as defined by Rule 30a-3(c) under the Act) are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 – Exhibits

Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Royce Capital Fund

By:

/s/Charles M. Royce

Charles M. Royce

President, Royce Capital Fund

Date: May 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

/s/Charles M. Royce

Charles M. Royce

President, Royce Capital Fund

Date: May 24, 2011

By:

/s/John D. Diederich

John D. Diederich

Treasurer, Royce Capital Fund

Date: May 24, 2011